Note 13 - Income Tax - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Research and development credits	$ 6,850,000	$ 6,756,000
Net operating loss carryforwards	28,000	44,000
Depreciation and amortization	150,000	149,000
Accrued vacation and other expenses	82,000	29,000
Deferred Tax Assets, Gross, Total	7,110,000	6,978,000
Valuation allowance	(7,019,000)	(6,928,000)
Total net deferred income tax assets	91,000	50,000
Deferred Tax Liability, Withholding Taxes On Repatriation Of Subsidiary Profits	586,000	681,000
Unrealized foreign exchanges	3,000
Deferred Tax Liabilities, Net, Total	$ 589,000	$ 681,000